Description of Organization and Business Operations (Details)			3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 01, 2021 USD ($) $ / shares shares	Aug. 30, 2021 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) item $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) item $ / shares shares	Aug. 31, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum					1		1					1		1
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00			$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Sale of Private Placement Warrants (in shares) | shares	16,738,636									16,738,636	16,738,636	16,738,636	16,738,636	16,738,636
Proceeds from private placement warrants											$ 4,238,636
Deferred underwriting fee payable			$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000			$ 4,375,000	4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000
Other offering costs								$ 592,618
Proceeds from Related Party Debt								67,000
Payments for investment of cash in Trust Account											125,000,000
Condition for future business combination use of proceeds percentage					80							80
Condition for future business combination threshold Percentage Ownership					50							50
Condition for future business combination threshold Net Tangible Assets			$ 5,000,001	5,000,001	$ 5,000,001	5,000,001	5,000,001			$ 5,000,001	5,000,001	$ 5,000,001	5,000,001	$ 5,000,001
Redemption limit percentage without prior consent					15							15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)					100.00%							100.00%
Months to complete acquisition | item														15
Maximum Allowed Dissolution Expenses				100,000							100,000
Threshold business days for redemption of public shares			10 days							10 days
Cash held outside the Trust Account			$ 335,162	335,162	$ 335,162	335,162	335,162			$ 687,581	687,581	$ 687,581	687,581	$ 687,581
Investments held in trust account			$ 125,013,199	125,013,199	$ 125,013,199	$ 125,013,199	$ 125,013,199			$ 125,002,997	125,002,997	$ 125,002,997	$ 125,002,997	$ 125,002,997
Working Capital				1,650,918							459,528
Income on investments held in Trust Account and other interest				$ 10,202							$ 3,001
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	1,500,000
Price of warrant | $ / shares	$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units in initial public offering, net of underwriting discounts and offering costs (in shares) | shares	11,000,000					11,000,000							11,000,000
Purchase price, per unit | $ / shares	$ 10.00		$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00		$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Proceeds from issuance initial public offering	$ 110,000,000			$ 110,000,000					$ 110,000,000		$ 110,000,000
Transaction Costs	13,130,743							13,130,743		$ 13,130,743	13,130,743	$ 13,130,743	$ 13,130,743	$ 13,130,743
Underwriting fees	2,187,500							2,187,500		2,187,500	2,187,500	2,187,500	2,187,500	2,187,500
Deferred underwriting fee payable	4,375,000		$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000	$ 4,375,000	4,375,000		4,375,000	4,375,000	4,375,000	4,375,000	4,375,000
Other offering costs	592,618									592,618	592,618	592,618	592,618	592,618
Fair value of shares issued to the anchor investors and representative shares	5,975,625							$ 5,975,625		$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625	$ 5,975,625
Contingent deferred underwriting fees payable	4,375,000
Payments for investment of cash in Trust Account	$ 125,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	4,000,000		4,000,000	4,000,000	4,000,000	4,000,000	4,000,000			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Price of warrant | $ / shares	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Proceeds from private placement warrants	$ 4,000,000			$ 4,000,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000			4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Price of warrant | $ / shares			$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00			$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Proceeds from private placement warrants				$ 4,000,000							$ 4,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units in initial public offering, net of underwriting discounts and offering costs (in shares) | shares	1,500,000					1,650,000							1,650,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 15,000,000
Sale of Private Placement Warrants (in shares) | shares		1,500,000													1,500,000
Proceeds from Issuance of Private Placement	$ 15,238,636
Redemption period upon closure		45 days
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	238,636
Price of warrant | $ / shares	$ 1.00
Proceeds from private placement warrants	$ 238,636